Significant Accounting Policies - PP&E (Details)	12 Months Ended
Dec. 31, 2021
Buildings and improvements | Minimum
Property, plant and equipment
Estimated useful life (in years)	10 years
Majority of estimated useful life (in years)	20 years
Buildings and improvements | Maximum
Property, plant and equipment
Estimated useful life (in years)	40 years
Majority of estimated useful life (in years)	40 years
Machinery and equipment | Minimum
Property, plant and equipment
Estimated useful life (in years)	3 years
Majority of estimated useful life (in years)	5 years
Machinery and equipment | Maximum
Property, plant and equipment
Estimated useful life (in years)	15 years
Majority of estimated useful life (in years)	10 years